Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

(8) Income Taxes

The effective tax rate was (6)% and 14% for the fiscal three-month periods ended September 30, 2012 and September 30, 2011, respectively. The effective tax rate was (4)% and (96)% for the fiscal nine-month periods ended September 30, 2012 and September 30, 2011, respectively. The change in the effective tax rate was primarily due to the maintenance of a full valuation allowance against a substantial amount of the Company’s net deferred tax assets and a valuation allowance release in certain non-U.S. jurisdictions in 2011, in addition to a change in the amount of income (loss) before income taxes and changes in the tax rates applied in the various jurisdictions in which the Company operates. The valuation allowance, which relates principally to the U.S. deferred tax assets, was established and maintained based on the Company’s assessment that the net deferred tax assets will likely not be realized.

For the fiscal three and nine-month periods ended September 30, 2011, income taxes include favorable/(unfavorable) discrete tax adjustments of $10 and $(4), respectively, pertaining to foreign currency exchange gains in certain jurisdictions that generated tax expense and hedged currency exchange losses in other jurisdictions for which no net tax benefit is recognized due to a full valuation allowance in those jurisdictions, partially offset by the resolution of certain tax matters in the U.S. and non-U.S. jurisdictions.

The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2011 and is expecting, with the exception of certain operations in China, that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings. In addition, the Company has certain intercompany arrangements that if settled may trigger taxable gains or losses based on currency exchange rates in place at the time of settlement. Since the currency translation impact is considered indefinite, the Company has not provided deferred taxes on gains of $404, which could result in a tax obligation of $143, based on currency exchange rates as of September 30, 2012. Should the intercompany arrangement be settled or the Company change its assertion, the actual tax impact will depend on the currency exchange rate at the time of settlement or change in assertion.

(12) Income Taxes

For the years ended December 31, 2011, 2010 and 2009, the Company’s tax provision was computed based on the legal entity structure, as described in note 1. Any tax benefit or valuation allowance related to net operating losses (NOL) was recognized and evaluated on a stand-alone basis.

The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2011	2010	2009
Income (loss) before income taxes:
U.S.	$(101)	$(108)	$21
Non U.S.	(6)	43	(48)

	$(107)	$(65)	$(27)

Income tax expense (benefit) attributable to income (loss) from operations consists of:

	Current	Deferred	Total
Year ended December 31, 2011:
United States federal	$—	$—	$—
State and local	—	—	—
Non U.S. jurisdictions	18	9	27

	$18	$9	$27

Year ended December 31, 2010:
United States federal	$—	$1	$1
State and local	1	—	1
Non U.S. jurisdictions	16	(20)	(4)

	$17	$(19)	$(2)

Year ended December 31, 2009:
United States federal	$—	$(3)	$(3)
State and local	—	—	—
Non U.S. jurisdictions	14	4	18

	$14	$1	$15

Income tax (benefit) expense attributable to income from operations was $27, ($2) and $15 for the years ended December 31, 2011, 2010 and 2009, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from continuing operations as a result of the following:

	Year ended December 31,
	2011	2010	2009
Income tax expense (benefit):
Computed “expected” tax expense (benefit)	$(37)	$(23)	$(9)
State and local income taxes, net of Federal income tax benefit	—	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	(2)	4	(2)
Non U.S. tax rate differential	2	(8)	12
Branch accounting effect	12	35	(24)
Withholding taxes	1	2	—
Valuation allowance	53	(14)	37
Permanent differences	(2)	2	7
Elective asset step up	—	—	(6)

	$27	$(2)	$15

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011, and 2010 are presented below.

	U.S.		Non U.S.
	2011	2010	2011	2010
Current deferred tax assets:
Inventory	$9	$8	$5	$7
Vacation	4	8	2	3
Provision for expenses related to timing	3	2	15	3
Net operating losses	—	—	—	5
Other	12	4	2	3

Total current deferred tax assets	28	22	24	21

Noncurrent deferred tax assets:
Amortization	162	185	7	10
Depreciation	23	19	14	13
Pension	124	102	27	37
Net operating losses	307	266	84	73
Branch accounting future credits	13	22	—	—
Reserves	2	1	—	—
Deferred interest deductions	—	—	18	14
Other	7	7	2	6

Total noncurrent deferred tax assets	638	602	152	153

Total gross deferred tax assets	666	624	176	174
Less valuation allowance	(655)	(612)	(64)	(40)

Net deferred tax assets	11	12	112	134

Current deferred tax liabilities:
Inventory	—	—	8	11
Provision for expenses related to timing	—	—	3	7
Other	—	—	13	1

Total current deferred tax liabilities	—	—	24	19

Noncurrent deferred tax liabilities:
Amortization	—	—	75	85
Depreciation	—	—	45	47
Other	11	12	4	6

Total noncurrent deferred tax liabilities	11	12	124	138

Total deferred tax liabilities	11	12	148	157

Net deferred tax asset (liability)	$—	$—	$(36)	$(23)

NOL Schedule

Country	NOL value
United States	$850
Japan	108
Germany	100
Thailand	35
Other	18

Total	$1,111

At December 31, 2011, 2010 and 2009, the Company had available approximately $1,111, $956 and $881 of net operating loss carryforwards with expiration dates ranging from one year to indefinite that may be applied against future taxable income, respectively. The net operating losses for the United States, Japan and Thailand will begin to expire in 2026, 2014 and 2016, respectively. The net operating losses for Germany have no expiration date.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the net deferred tax assets are deductible, management believes it is more likely that the Company will not realize the benefit of most of their net deferred tax assets. As of December 31, 2011 and 2010, in some jurisdictions in which there is a net deferred tax asset, the Company has established a full valuation allowance. However, there are exceptions for certain non U.S. jurisdictions where, based on management’s assessment, it is more likely than not the net deferred tax asset will be realized. As of December 31, 2011, the Company established a valuation allowance of $28 in certain non-U.S. jurisdictions based on its assessment that the net deferred tax assets will likely not be realized.

The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2011 and is expecting, with the exception of certain operations in China, that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings.

Under branch accounting, the inclusion of the non-U.S. operations in the U.S. income tax return requires the establishment of a deferred tax asset or liability to offset the foreign affiliates’ tax consequences; eliminating a duplicative deferred tax benefit or expense. The “branch accounting future credit” deferred tax asset of $13 and $22 at December 31, 2011 and 2010, respectively, principally represents the offset to the non-US affiliates deferred tax liabilities.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits, December 31, 2009	$18
Additions for tax positions of the current year	3
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	(5)
Settlements	—
Statute of limitations expiration	—
Foreign currency translation	4

Balance at December 31, 2010	20
Additions for tax positions of the current year	3
Additions for tax positions of prior years	1
Reductions for tax positions of prior years	(4)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	2

Balance at December 31, 2011	$21

Liabilities for unrecognized tax benefits as of December 31, 2011 relate to various foreign jurisdictions. If recognized, all of the unrecognized tax benefits as of December 31, 2011 would reduce the Company’s effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of December 31, 2011 and 2010 the Company has recorded a liability of approximately $1 and $1, respectively, for interest and penalties.

The Company files income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business the Company is subject to examination by taxing authorities throughout the world with examinations ongoing in a few of those jurisdictions including Germany, Hong Kong, Italy and Singapore. Such major jurisdictions with open tax years are as follows: United States 2006-2011, Germany 2006-2011, Italy 2003-2011, Switzerland 2009-2011, Singapore 2004-2011, Japan 2006-2011, Thailand 2005-2011, Hong Kong 2006-2011, Canada 2008-2011 and Brazil 2006-2011. Unrecognized tax benefits are not expected to change significantly over the next 12 months.

The Company is recognizing the earnings of non-U.S. operations currently in its U.S. consolidated income tax return as of December 31, 2011 and is expecting, with the exception of certain operations in China, that all earnings not required to service debt of the Company’s operations in non-U.S. jurisdictions will be repatriated to the U.S. The Company has accrued the incremental tax expense expected to be incurred upon the repatriation of these earnings. In addition, the Company has certain intercompany arrangements that if settled may trigger taxable gains or losses based on currency exchange rates in place at the time of settlement. Since the currency translation impact is considered indefinite, the Company has not provided deferred taxes on gains of $407, which could result in a tax obligation of $144, based on currency exchange rates as of December 31, 2011. Should the intercompany arrangement be settled or the Company changes its assertion, the actual tax impact will depend on the currency exchange rate at the time of settlement or change in assertion.